UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504

Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – January 31, 2013

Item 1.                      Schedule of Investments.
                 Attached hereto.

LCM Advent/Claymore Enhanced Growth & Income Fund
Portfolio of Investments
January 31, 2013 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 129.3%
	Convertible Bonds - 84.3%
	Auto Manufacturers - 1.5%
2,395,000	Navistar International Corp(i)	CCC+	3.000%	10/15/2014	N/A	$2,278,244

	Auto Parts & Equipment - 1.2%
EUR 4,088,000	Faurecia, Series EO (France)	B2	3.250%	01/01/2018	N/A	1,080,855
927,000	Meritor, Inc.(c) (i)	B-	4.000%	02/15/2027	02/15/19 @ 100	719,004
						1,799,859

	Biotechnology - 6.5%
1,000,000	Cubist Pharmaceuticals, Inc.(i)	NR	2.500%	11/01/2017	N/A	1,605,000
1,250,000	Gilead Sciences, Inc., Series C(i)	A-	1.000%	05/01/2014	N/A	2,191,406
3,064,000	Illumina, Inc.(a) (h) (i)	NR	0.250%	03/15/2016	N/A	2,952,930
775,000	Medicines Co.(a)	NR	1.375%	06/01/2017	N/A	973,109
700,000	United Therapeutics Corp.(i)	NR	1.000%	09/15/2016	N/A	889,438
1,000,000	Vertex Pharmaceuticals, Inc.	NR	3.350%	10/01/2015	10/01/13 @ 101	1,136,250
						9,748,133

	Coal - 5.4%
5,670,000	Alpha Natural Resources, Inc.(i)	B-	2.375%	04/15/2015	N/A	5,329,800
2,870,000	Peabody Energy Corp.(i)	B+	4.750%	12/15/2041	12/20/36 @ 100	2,749,819
						8,079,619

	Computers - 4.9%
1,000,000	CACI International, Inc.	NR	2.125%	05/01/2014	N/A	1,105,000
2,353,000	EMC Corp., Series B(i)	A	1.750%	12/01/2013	N/A	3,639,809
2,145,000	SanDisk Corp.(i)	BB	1.500%	08/15/2017	N/A	2,682,590
						7,427,399

	Diversified Financial Services - 3.9%
1,600,000	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	NR	0.500%	10/23/2017	N/A	1,821,200
HKD 10,000,000	Tong Jie Ltd., Series 363 (British Virgin Islands)(b)	NR	0.000%	02/18/2018	N/A	1,326,169
2,500,000	Walter Investment Management Corp.(i)	NR	4.500%	11/01/2019	N/A	2,771,875
						5,919,244

	Electric - 0.7%
CNY 5,000,000	China Power International Development Ltd. (Hong Kong)	NR	2.250%	05/17/2016	N/A	997,379

	Electrical Components & Equipment - 0.6%
968,000	General Cable Corp.	B+	0.875%	11/15/2013	N/A	969,815

	Electronics - 0.8%
1,000,000	TPK Holding Co. Ltd., Series REGS (Cayman Islands)(b)	NR	0.000%	10/01/2017	N/A	1,206,500

	Gas - 0.7%
1,000,000	ENN Energy Holdings Ltd. (Cayman Islands)(b)	NR	0.000%	02/26/2018	N/A	1,034,995

	Health Care Products - 6.2%
2,000,000	HeartWare International, Inc.(i)	NR	3.500%	12/15/2017	N/A	2,408,750
872,000	Hologic, Inc., Series 2010(c) (d) (i)	B+	2.000%	12/15/2037	12/15/16 @ 100	1,082,370
1,950,000	Hologic, Inc., Series 2012(c) (e) (i)	B+	2.000%	03/01/2042	03/06/18 @ 100	2,108,438
3,681,000	Medtronic, Inc., Series B	A+	1.625%	04/15/2013	N/A	3,699,405
						9,298,963

	Health Care Services - 2.4%
2,500,000	LifePoint Hospitals, Inc.(i)	B	3.500%	05/15/2014	N/A	2,670,312
800,000	Molina Healthcare, Inc., Series MOH	NR	3.750%	10/01/2014	N/A	943,500
						3,613,812

	Home Builders - 1.1%
400,000	Ryland Group, Inc.	BB-	1.625%	05/15/2018	N/A	580,000
1,000,000	Toll Brothers Finance Corp.(a) (i)	BB+	0.500%	09/15/2032	09/15/17 @ 100	1,078,125
						1,658,125

	Home Furnishings - 0.6%
JPY 100,000,000	Sharp Corp., Series 20 (Japan)(b)	B+	0.000%	09/30/2013	N/A	944,006

	Household Products & Housewares - 1.4%
1,953,000	Jarden Corp.(a) (i)	B	1.875%	09/15/2018	N/A	2,155,624

	Internet - 4.3%
800,000	BroadSoft, Inc.(i)	NR	1.500%	07/01/2018	N/A	874,500
3,510,000	priceline.com, Inc.(a) (i)	BBB	1.000%	03/15/2018	N/A	3,893,906
2,000,000	WebMD Health Corp.(i)	NR	2.500%	01/31/2018	N/A	1,776,250
						6,544,656

	Iron & Steel - 0.8%
1,101,000	United States Steel Corp.(i)	BB	4.000%	05/15/2014	N/A	1,161,555

	Lodging - 1.7%
2,346,000	MGM Resorts International(i)	B+	4.250%	04/15/2015	N/A	2,548,342

	Machinery-Diversified - 0.9%
1,000,000	AGCO Corp.(i)	BB+	1.250%	12/15/2036	12/19/13 @ 100	1,335,000

	Mining - 7.7%
600,000	African Minerals Ltd. (Bermuda)	NR	8.500%	02/10/2017	02/24/15 @ 110	624,300
4,600,000	Kinross Gold Corp. (Canada)(i)	BBB-	1.750%	03/15/2028	03/20/13 @ 100	4,602,875
2,207,000	Newmont Mining Corp., Series B(i)	BBB+	1.625%	07/15/2017	N/A	2,704,954
3,318,000	Royal Gold, Inc.(i)	NR	2.875%	06/15/2019	N/A	3,645,653
						11,577,782

	Oil & Gas - 3.4%
2,995,000	Chesapeake Energy Corp.(i)	BB-	2.250%	12/15/2038	12/15/18 @ 100	2,628,112
1,700,000	Lukoil International Finance BV (Netherlands)(i)	BBB-	2.625%	06/16/2015	N/A	1,927,800
600,000	Stone Energy Corp.(a)	B-	1.750%	03/01/2017	N/A	555,000
						5,110,912

	Oil & Gas Services - 2.9%
1,000,000	Hornbeck Offshore Services, Inc.(a)	BB-	1.500%	09/01/2019	N/A	1,043,125
400,000	Subsea 7 SA, Series ACY (Luxembourg)(i)	NR	2.250%	10/11/2013	N/A	466,400
EUR 2,160,000	Technip SA, Series TEC (France)	BBB+	0.500%	01/01/2016	N/A	2,823,616
						4,333,141

	Pharmaceuticals - 8.3%
1,844,000	Auxilium Pharmaceuticals, Inc.	NR	1.500%	07/15/2018	N/A	1,944,268
1,651,000	Endo Health Solutions, Inc.(i)	NR	1.750%	04/15/2015	N/A	2,037,953
639,000	Isis Pharmaceuticals, Inc.(a)	NR	2.750%	10/01/2019	N/A	745,633
1,000,000	Medivation, Inc.	NR	2.625%	04/01/2017	N/A	1,339,375
1,600,000	Salix Pharmaceuticals Ltd.(a)	NR	1.500%	03/15/2019	N/A	1,670,000
JPY 75,000,000	Sawai Pharmaceutical Co. Ltd. (Japan)(b)	NR	0.000%	09/17/2015	N/A	937,911
1,925,000	Shire PLC, Series SHP (Jersey)	NR	2.750%	05/09/2014	N/A	2,227,225
1,471,000	Theravance, Inc.	NR	2.125%	01/15/2023	N/A	1,529,840
						12,432,205

	Real Estate - 1.1%
1,540,000	Forest City Enterprises, Inc.(i)	B	4.250%	08/15/2018	N/A	1,673,787

	Real Estate Investment Trusts - 3.4%
690,000	Boston Properties, LP(i)	A-	3.750%	05/15/2036	05/18/13 @ 100	740,887
1,500,000	Host Hotels & Resorts, LP(a) (i)	BB+	2.500%	10/15/2029	10/20/15 @ 100	2,036,250
2,000,000	SL Green Operating Partnership, LP(a) (i)	BB+	3.000%	10/15/2017	N/A	2,308,750
						5,085,887

	Semiconductors - 5.1%
1,500,000	Advanced Micro Devices, Inc.	B	6.000%	05/01/2015	N/A	1,443,750
2,000,000	Intel Corp.(i)	A-	3.250%	08/01/2039	N/A	2,408,750
1,500,000	Micron Technology, Inc., Series A(i)	NR	1.500%	08/01/2031	08/05/15 @ 100	1,538,438
750,000	ON Semiconductor Corp., Series B	BB	2.625%	12/15/2026	12/20/16 @ 100	837,656
1,300,000	SK Hynix, Inc. (South Korea)	NR	2.650%	05/14/2015	N/A	1,389,050
						7,617,644

	Software - 1.9%
3,000,000	Electronic Arts, Inc.	NR	0.750%	07/15/2016	N/A	2,848,125

	Telecommunications - 4.3%
1,500,000	Ciena Corp.	B	0.875%	06/15/2017	N/A	1,346,250
3,000,000	Ciena Corp.(a) (i)	B	3.750%	10/15/2018	N/A	3,386,250
1,200,000	Level 3 Communications, Inc.	CCC	6.500%	10/01/2016	N/A	1,744,500
						6,477,000

	Transportation - 0.6%
918,000	Ship Finance International Ltd. (Bermuda)	NR	3.250%	02/01/2018	N/A	929,475

	Total Convertible Bonds - 84.3%
	(Cost $123,034,069)					126,807,228

	Corporate Bonds - 19.5%
	Auto Manufacturers - 1.3%
2,000,000	Navistar International Corp.(i)	CCC+	8.250%	11/01/2021	11/01/14 @ 104	1,975,000

	Auto Parts & Equipment - 2.0%
1,600,000	Goodyear Tire & Rubber Co.	B+	8.250%	08/15/2020	08/15/15 @ 104	1,764,000
1,204,000	Meritor, Inc.	B-	8.125%	09/15/2015	N/A	1,268,715
						3,032,715

	Banks - 1.1%
1,668,000	Synovus Financial Corp.	B-	5.125%	06/15/2017	N/A	1,663,830

	Diversified Financial Services - 0.7%
1,000,000	Air Lease Corp.	NR	5.625%	04/01/2017	N/A	1,060,000

	Electronics - 0.7%
200,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	B	5.750%	02/15/2021	02/15/17 @ 103	200,000
918,000	Viasystems, Inc.(a)	BB-	7.875%	05/01/2019	05/01/15 @ 106	920,295
						1,120,295

	Health Care Products - 1.1%
1,500,000	Merge Healthcare, Inc.(i)	B+	11.750%	05/01/2015	05/01/13 @ 106	1,612,500

	Health Care Services - 1.4%
1,900,000	HCA, Inc.	B-	6.500%	02/15/2016	N/A	2,075,750
60,000	Health Net, Inc.	BB	6.375%	06/01/2017	N/A	63,750
						2,139,500

	Household Products & Housewares - 1.6%
2,250,000	Reynolds Group Issuer, Inc.(i)	CCC+	8.500%	05/15/2018	05/15/14 @ 104	2,373,750

	Iron & Steel - 0.7%
1,000,000	Edgen Murray Corp.(a)	B+	8.750%	11/01/2020	11/01/15 @ 107	1,027,500

	Media - 1.8%
1,550,000	Clear Channel Worldwide Holdings, Inc., Series B	B	7.625%	03/15/2020	03/15/15 @ 106	1,627,500
921,000	Media General, Inc.	B-	11.750%	02/15/2017	02/15/14 @ 106	1,059,150
						2,686,650

	Mining - 1.4%
1,000,000	FMG Resources August 2006 Pty Ltd. (Australia)(a) (i)	B+	6.875%	02/01/2018	02/01/14 @ 105	1,041,250
1,000,000	FMG Resources August 2006 Pty Ltd. (Australia)(a)	B+	8.250%	11/01/2019	11/01/15 @ 104	1,077,500
						2,118,750

	Oil & Gas - 2.8%
1,200,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.(i)	B	9.625%	10/15/2018	10/15/14 @ 105	1,266,000
500,000	Calumet Specialty Products Partners, LP / Calumet Finance Corp.(a)	B	9.625%	08/01/2020	08/01/16 @ 105	561,250
1,500,000	OGX Austria GmbH (Austria)(a) (i)	B	8.375%	04/01/2022	04/01/17 @ 104	1,350,000
1,000,000	PetroBakken Energy Ltd. (Canada)(a)	CCC+	8.625%	02/01/2020	02/01/16 @ 104	1,025,000
						4,202,250

	Pharmaceuticals - 0.1%
200,000	Elan Finance PLC / Elan Finance Corp. (Ireland)(a)	BB-	6.250%	10/15/2019	10/15/15 @ 105	215,000

	Software - 1.4%
2,000,000	First Data Corp.(a)	B-	8.250%	01/15/2021	01/15/16 @ 104	2,070,000

	Telecommunications - 1.4%
1,370,000	Cricket Communications, Inc.	B-	7.750%	10/15/2020	10/15/15 @ 104	1,428,225
750,000	NII Capital Corp.	B-	8.875%	12/15/2019	12/15/14 @ 104	633,750
						2,061,975

	Total Corporate Bonds - 19.5%
	(Cost $29,055,096)					29,359,715

Number
of Shares	Description	Rating*	Coupon	Maturity		Value
	Convertible Preferred Stocks - 8.7%
	Auto Manufacturers - 2.3%
80,972	General Motors Co., Series B(i)	NR	4.750%	12/01/2013		3,507,707

	Auto Parts & Equipment - 0.9%
27,450	Goodyear Tire & Rubber Co.	NR	5.875%	04/01/2014		1,284,386

	Banks - 2.4%
2,000	Bank of America Corp., Series L(f) (i)	BB+	7.250%	-		2,371,540
50,000	Synovus Financial Corp., Series tMED	NR	8.250%	05/15/2013		1,152,500
						3,524,040

	Insurance - 1.0%
31,823	MetLife, Inc.	BBB-	5.000%	03/26/2014		1,552,644

	Iron & Steel - 2.1%
121,435	ArcelorMittal, Series MTUS (Luxembourg)(h) (i)	B+	6.000%	01/15/2016		3,164,900

	Total Convertible Preferred Stocks - 8.7%
	(Cost $11,772,051)					13,033,677

	Common Stocks - 16.8%
	Apparel - 0.4%
17,000	Deckers Outdoor Corp.(g) (h) (i)					679,150

	Banks - 2.6%
39,900	Citigroup, Inc.(h) (i)					1,682,184
50,000	Mitsubishi UFJ Financial Group, Inc., ADR (Japan)					283,000
70,000	Mizuho Financial Group, Inc., ADR (Japan)					278,600
37,000	Sumitomo Mitsui Financial Group, Inc., ADR (Japan)					299,330
50,000	SunTrust Banks, Inc.(h) (i)					1,418,500
						3,961,614

	Biotechnology - 2.9%
25,755	Amgen, Inc.(h)					2,201,022
22,000	Illumina, Inc.(g) (h) (i)					1,113,860
16,000	Life Technologies Corp.(g) (h)					1,035,040
						4,349,922

	Computers - 0.3%
1,000	Apple, Inc.(h)					455,310

	Electronics - 0.7%
92,400	Vishay Intertechnology, Inc.(g) (h) (i)					1,015,476

	Insurance - 0.9%
36,333	American International Group, Inc.(g) (h) (i)					1,374,477

	Internet - 0.8%
1,500	Google, Inc., Class A(g) (h) (i)					1,133,535

	Lodging - 1.6%
20,000	Las Vegas Sands Corp.(h) (i)					1,105,000
10,000	Wynn Resorts Ltd.(h) (i)					1,252,200
						2,357,200

	Media - 0.6%
25,000	DISH Network Corp., Class A(h) (i)					931,750

	Oil & Gas - 0.6%
10,000	Occidental Petroleum Corp.(h) (i)					882,700

	Pharmaceuticals - 2.4%
17,000	BioMarin Pharmaceutical, Inc.(g) (h) (i)					933,130
75,000	Elan Corp. PLC, ADR (Ireland)(g) (h)					788,250
100,000	MannKind Corp.(g)					242,000
21,200	Onyx Pharmaceuticals, Inc.(g) (h) (i)					1,643,424
						3,606,804

	Real Estate Investment Trusts - 0.5%
39,064	Spirit Realty Capital, Inc.					760,186

	Retail - 1.7%
20,000	Limited Brands, Inc.(h) (i)					960,400
25,000	Tiffany & Co.(h) (i)					1,643,750
						2,604,150

	Semiconductors - 0.8%
34,000	Microchip Technology, Inc.(h) (i)					1,137,300

	Total Common Stocks - 16.8%
	(Cost $23,646,428)					25,249,574

	Warrants - 0.0%***
99,000	MannKind Corp., expiring 02/15/2019					67,320
	(Cost $30,360)

	Total Long-Term Investments - 129.3%
	(Cost $187,538,004)					194,517,514

Contracts (100 share per contract)	Options Purchased		Expiration Date	Exercise Price		Value
	Put Options Purchased - 0.4%
7,000	iShares Russell 2000 Index Fund (g) (h)		March 2013	$86.00		658,000
	(Cost $815,264)

	Total Investments - 129.7%
	(Cost $188,353,268)					195,175,514
	Other Assets in excess of Liabilities - 4.4%					6,659,555
	Total Value of Options Written - (0.9%) (Premiums received $1,407,935)					(1,378,306)
	Borrowings - (33.2% of Net Assets or 25.6% of Total Investments)					(50,000,000)
	Net Assets - 100.0%					$ 150,456,763

ADR - American Depositary Receipt
BV - Limited Liability Company
CNY - Chinese Yuan
EUR - Euro
HKD - Hong Kong Dollar
JPY - Japanese Yen
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
Pty - Proprietary
SA - Corporation
GmbH - Limited Liability

~	The principal amount is denominated in U.S. Dollars unless otherwise noted.
*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	Amount is less than 0.1%.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2013, these securities amounted to $32,286,497, which represents 21.5% of net assets.

(b)	Zero coupon bond.
(c )	Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. The rate shown reflects the rate in effect at January 31, 2013.
(d)	Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.
(e)	Security become an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
(f)	Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of January 31, 2013.
(g)	Non-income producing security.
(h)	All or a portion of this security is segregated as collateral (or potential collateral for future transactions) for written options.
(i)
All or a portion of this security has been physically segregated in connection with the line of credit and forward exchange currency contracts.  As of January 31, 2013, the total amount segregated was $100,638,655.

See previously submitted notes to financial statements for the period ended October 31, 2012.

Contracts (100 shares per contract)		Call Options Written (a)	Expiration Month	Exercise Price	Market Value
360		American International Group, Inc.	May 2013	$ 37.00	$(90,720)
250		Amgen, Inc.	April 2013	87.50	(49,500)
10		Apple, Inc.	June 2013	515.00	(9,200)
920		ArcelorMittal	January 2014	20.00	(97,520)
170		BioMarin Pharmaceutical, Inc.	July 2013	60.00	(59,500)
399		Citigroup, Inc.	June 2013	47.00	(41,496)
170		Deckers Outdoor Corp.	June 2013	45.00	(61,200)
250		DISH Network Corp.	June 2013	43.00	(28,750)
500		Elan Corp. PLC	July 2013	11.00	(37,500)
15		Google, Inc.	June 2013	750.00	(62,700)
220		Illumina, Inc.	January 2014	60.00	(53,900)
200		Las Vegas Sands Corp.	June 2013	60.00	(43,200)
160		Life Technologies Corp.	August 2013	75.00	(25,600)
200		Limited Brands, Inc.	May 2012	50.00	(30,400)
340		Microchip Technology, Inc.	April 2013	35.00	(18,700)
100		Occidental Petroleum Corp.	May 2013	85.00	(54,500)
212		Onyx Pharmaceuticals, Inc.	August 2013	100.00	(43,460)
500		SunTrust Banks, Inc.	April 2013	30.00	(27,500)
250		Tiffany & Co.	August 2013	67.50	(110,000)
924		Vishay Intertechnology, Inc.	July 2013	12.50	(36,960)
100		Wynn Resorts Ltd.	June 2013	130.00	(60,000)
		Total Value of Call Options Written			(1,042,306)
		(Premiums received $(997,208))

		Put Options Written (a)
7,000		iShares Russell 2000 Index Fund	March 2013	83.00	(336,000)
		(Premiums received $(410,727))

		Total Value of Options Written
		(Premiums received $(1,407,935))			$(1,378,306)

	(a)	Non-income producing security.

Country Breakdown as a % of Long-Term Investments
United States	82.5%
Canada	2.9%
France	2.0%
Luxembourg	1.9%
Hong Kong	1.5%
Japan	1.4%
Cayman Islands	1.1%
Jersey	1.1%
Netherlands	1.1%
Australia	1.1%
Bermuda	0.8%
South Korea	0.7%
Austria	0.7%
British Virgin Islands	0.7%
Ireland	0.5%
Subject to change daily.

At January 31, 2013, the following forward exchange currency contracts were outstanding:

Forward Exchange Currency Contracts
	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/2013	Net Unrealized Appreciation (Depreciation)
EUR	7,828,000
for USD	10,276,134	The Bank of New York Mellon	3/19/2013	$10,276,134	$10,628,433	$(352,299)
EUR	9,072
for USD	12,238	The Bank of New York Mellon	2/4/2013	12,238	12,314	(76)
GBP	2,700,000
for USD	4,466,503	The Bank of New York Mellon	3/19/2013	4,466,503	4,390,599	75,904
HKD	5,215,500
for USD	672,421	The Bank of New York Mellon	2/4/2013	672,421	672,490	(69)
JPY	187,500,000
for USD	2,214,240	The Bank of New York Mellon	3/19/2013	2,214,240	2,055,197	159,043
						(117,497)

	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 1/31/2013	Net Unrealized Appreciation (Depreciation)
EUR	4,858,000
for USD	6,470,865	The Bank of New York Mellon	3/19/2013	$6,470,865	$6,595,928	$125,063
GBP	2,770,000
for USD	4,477,001	The Bank of New York Mellon	3/19/2013	4,477,000	4,390,599	(86,401)
HKD	10,050,000
for USD	1,296,540	The Bank of New York Mellon	2/15/2013	1,296,540	1,295,921	(619)
JPY	16,000,000
for USD	181,188	The Bank of New York Mellon	3/19/2013	181,188	175,377	(5,811)
						$32,232

		Total unrealized depreciation on forward exchange currency contracts				$(85,265)

At January 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation on Derivatives and Foreign Currency
$189,179,310	$8,506,053	$(2,509,849)	$5,996,204	$(55,636)

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.
Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-
Traded Funds are valued at the last sales price or official closing price on the exchange where the security is principally traded. The swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.
Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees ("Trustees"). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund's Trustees.

Valuations in accordance with these procedures are intended to reflect each security's (or asset's) fair value.
Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security,
(ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security's disposition,
(iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v)
quotations or evaluated prices from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s)
in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Trustees at January 31, 2013.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions
(unobservable inputs). These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy.

Level 1 - quoted prices in active markets for identical securities

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates;
prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) - Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes - Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bond & Notes - Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The Fund did not hold any Level 3 securities during the period ended January 31, 2013.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of January 31, 2013:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

(Value in $000s)

Assets:
Convertible Bonds	$-	$126,807	$-	$126,807
Convertible Preferred Stocks	13,034	-	-	13,034
Common Stocks	25,250	-	-	25,250
Corporate Bonds	-	29,360	-	29,360
Warrants		67	-	67
Options Purchased	658	-	-	658
Foreign Exchange Currency Contracts	-	360	-	360
Total	$38,942	$156,594	$-	$195,536

Liabilities:
Options Written	$1,378	$-	$-	$1,378
Foreign Exchange Currency Contracts	-	445	-	445
Total	$1,378	$445	$-	$1,823

If not referenced in the table, please refer to the Portfolio of Investments for the breakdown of investment type by industry category.

During the three months ended January 31, 2013, there were no transfers between
Level 1 and Level 2 and there were no Level 3 transfers.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 27, 2013

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 27, 2013